Regulatory Matters (Details) (Bank, USD $)	Dec. 31, 2014	Dec. 31, 2013
Bank
Total Capital (to Risk Weighted Assets)
Actual Amount	$ 75,363,406	$ 68,268,705
Actual Ratio (as a percent)	16.54%	15.97%
For Capital Adequacy Purposes Amount	36,455,801	34,203,250
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	45,569,751	42,754,062
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets)
Actual Amount	71,860,925	65,158,930
Actual Ratio (as a percent)	15.77%	15.25%
For Capital Adequacy Purposes Amount	18,227,900	17,101,625
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	27,341,850	25,652,437
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual Amount	71,860,925	65,158,930
Actual Ratio (as a percent)	9.36%	9.03%
For Capital Adequacy Purposes Amount	30,719,905	28,848,336
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 38,399,881	$ 36,060,420
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%